Financial risk management (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Financial risk management (Details) [Line Items]
Borrowings	¥ 824,045	¥ 754,774
Financial assets at fair value through other comprehensive income	195,789	¥ 104,970	$ 26,823
Unrealized losses arising from financial instruments measured at fair value	(4,900)
Customer One [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue		23.00%
Customer Two [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue		17.00%
Interest rate risk [member]
Financial risk management (Details) [Line Items]
Borrowings	¥ 683,000
Interest Rate Risk [Member]
Financial risk management (Details) [Line Items]
Borrowings		¥ 754,800
Percentage of reasonably possible decrease in unobservable input, liabilities	100.00%		100.00%
Percentage of reasonably possible increase in unobservable input, liabilities	100.00%		100.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	¥ 7,600	6,600
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	7,600	¥ 6,600
Financial assets at fair value through other comprehensive income	66,600
Equity price risk [member]
Financial risk management (Details) [Line Items]
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%
Financial assets at fair value through other comprehensive income		¥ 105,000
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in comprehensive income loss after tax	6,600,000,000	10,500,000,000
Increase decrease in fair value measurement due to reasonably possible increase in uobservable input recognized in other comprehensive income after tax	6,600	10,500
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in comprehensive income loss after tax	6,600,000,000	10,500,000,000
Increase decrease in fair value measurement due to reasonably possible decrease in uobservable input recognized in other comprehensive income after tax	¥ 6,600	¥ 10,500
Bottom of range [member] | No Customers [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue	10.00%
Bottom of range [member] | Customer One [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue		10.00%
Bottom of range [member] | Customer Two [Member]
Financial risk management (Details) [Line Items]
Percentage of entities revenue		0.10%
IFRS Supplier concentration Risk [Member] | Anji Datacom [Member]
Financial risk management (Details) [Line Items]
Contract Expiration Date	Mar. 30, 2027
Contract Term	5 years
Percentage of Cost of Sales	11.00%	9.00%
Convertible Redeemable Preference Shares [Member]
Financial risk management (Details) [Line Items]
Total cash consideration	¥ 113,800
Unutilized borrowing capacity		¥ 12,500